Condensed Consolidated Balance Sheets (Unaudited), (Parenthetical) - shares	Mar. 31, 2016	Dec. 31, 2015
EQUITY
Common units issued (units)	93,633,156	93,478,326
General partner units issued (units)	1,900,515	1,900,515